UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/08

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California         November 11, 2008
[Signature]			[City, State]			   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    20
Form 13F Information Table Value Total:              $ 96,081
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 09/30/08



                        TITLE                    VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------      ------    ---------  --------  ---  ----  ------- --------  --------  ------   ----

AKAMAI
  TECHNOLOGIES INC   COMM STK	     00971T101	5,232	  300,000   SH		SOLE		   300,000   0	      0
ARIBA INC	     COMM STK	     04033V203	2,826	  200,000   SH		SOLE		   200,000   0	      0
BLUE COAT
  SYSTEMS INC	     COMM STK	     09534T508	7,095	  500,000   SH		SOLE		   500,000   0	      0
CITRIX SYS INC	     COMM STK	     177376100	5,052	  200,000   SH		SOLE		   200,000   0	      0
FIRST SOLAR INC.     COMM STK	     336433107	2,267	   12,000   SH		SOLE		    12,000   0	      0
FOCUS MEDIA
  HLDG LTD	     SPONSORED ADR   34415V109	9,979	  350,000   SH		SOLE		   350,000   0	      0
GENOMIC HEALTH INC   COMM STK	     37244C101	6,795	  300,000   SH		SOLE		   300,000   0	      0
GOOGLE INC	     COMM STK	     38259P508	8,010	   20,000   SH		SOLE		    20,000   0	      0
INSULET CORP	     COMM STK	     45784P101	2,923	  210,000   SH		SOLE		   210,000   0	      0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	     45885A300	4,872	1,400,000   SH		SOLE		 1,400,000   0	      0
JA SOLAR
  HOLDINGS CO LTD    SPONSORED ADR   466090107	2,108	  200,000   SH		SOLE		   200,000   0	      0
MAKO SURGICAL CORP   COMM STK	     560879108	1,958	  270,000   SH		SOLE		   270,000   0	      0
PALM INC	     COMM STK	     696643105	6,567	1,100,000   SH		SOLE		 1,100,000   0	      0
PALM INC	     CALL	     696643905	613	    3,500	CALL	SOLE		     3,500   0	      0
PROSHARES TR	     ULTRASHORT QQQ  74347R875	6,559	  119,861   SH		SOLE		   119,861   0	      0
QUALCOMM INC	     COMM STK	     747525103	6,446	  150,000   SH		SOLE		   150,000   0	      0
RESEARCH IN
  MOTION LTD	     COMM STK	     760975102	4,440	   65,000   SH		SOLE		    65,000   0	      0
SUNPOWER CORP	     COM CL A	     867652109	2,128	   30,000   SH		SOLE		    30,000   0	      0
SUNTECH PWR
  HLDGS CO LTD	     ADR	     86800C104	2,332	   65,000   SH		SOLE		    65,000   0	      0
VISTAPRINT LIMITED   SHS	     G93762204	7,882	  240,000   SH		SOLE		   240,000   0	      0



GRAND TOTAL				      $96,081
